Accrued Expenses and Other Current Liabilities (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities Abstract
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):
	December 31, 2020	September 30, 2021
Accrued cost of revenue	$ 7,812	$33,279
Accrued expenses	2,856	3,205
Warranty reserves	3,985	1,183
Accrued compensation	2,869	1,766
Accrued interest expense	28	128
Other	945	685
Total	$18,495	$40,246

4. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):
	As of December 31,
	2019	2020
Accrued cost of revenue	$2,106	$ 7,812
Accrued expenses	1,644	2,856
Warranty reserves	1,368	3,985
Accrued compensation	177	2,869
Accrued interest expense	47	28
Other	33	945
Total	$5,375	$18,495